Accrued expenses and other liabilities - Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Salaries and benefits payables	$ 10,669	$ 14,547
Taxes payable	10,569	22,219
Product warranties	8,798	8,233
Accrued costs of the Merger	6,900	6,900
Other payables and accrued charges*	42,281	36,976
Accrued expenses and other current liabilities	$ 79,217	$ 88,875